Investment Objectives and Goals	Feb. 02, 2026
Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford Emerging Markets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford Emerging Markets ETF seeks capital appreciation.
Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford International Alpha ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford International Alpha ETF seeks capital appreciation.
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford International Concentrated Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford International Concentrated Growth ETF seeks capital appreciation.
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford Long Term Global Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford Long Term Global Growth ETF seeks to provide long-term capital appreciation.
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Baillie Gifford U.S. Equity Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Baillie Gifford U.S. Equity Growth ETF seeks capital appreciation.